Share-based Compensation (Details 6) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses	349,277,000	306,308,000	203,018,000
Lede Inc. | Lede Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
The maximum proportion of number of ordinary shares available under the share based compensation plan to the company's total outstanding ordinary shares	18.00%
Lede Inc. | Lede Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	10,851,933
Expiration period	6 years
Compensation expenses	0
Lede Inc. | Lede Plan | Lede option type I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of equity awards on the predefined Vesting Commencement Date	100.00%
Lede Inc. | Lede Plan | Lede option type II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of equal installments of vesting of equity awards from the predefined Vesting Commencement Date	5